Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The information below has been prepared in accordance with the SEC’s pay-versus-performance disclosure rules, which include a measure called “Compensation Actually Paid” (CAP).
It is important to note that CAP does not represent the actual amount of pay that has been fully earned or realized, either in the year set forth in the table or at all. For a fulsome description of our executive compensation program and the alignment of executive compensation and performance for our principal executive officer (PEO) and our non-PEO named executive officers (Non-PEO NEOs), please refer to the Compensation Discussion and Analysis on pages 37 through 66 in this proxy statement.
2024 PAY-VERSUS-PERFORMANCE TABLE

Year (a)	Summary Compensation Table Total for PEO(A) (b)	Compensation Actually Paid to PEO(A) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(A) (d)	Average Compensation Actually Paid to Non-PEO NEOs(A) (e)	Value of Initial Fixed $100 Investment Based on
					Total Shareholder Return(B) (f)	Peer Group Total Shareholder Return(B) (g)	Net Income (in millions)(C) (h)	ABP Earnings (in millions)(D) (i)
2024(E)	$ 21,513,802	$28,127,126	$6,388,156	$5,249,884	$136	$138	$3,500	$3,158
2023(E)	$ 27,421,881	$11,517,838	$6,585,961	$3,417,879	$113	$112	$3,618	$2,977
2022(E)	$ 18,608,094	$34,176,500	$4,172,220	$6,055,660	$113	$120	$2,285	$2,947
2021(E)	$ 24,675,982	$11,770,982	$4,727,198	$2,995,826	$94	$118	$1,463	$2,558
2020(E)	$ 23,181,719	$1,151,962	$5,277,710	$337,680	$87	$100	$4,105	$2,339

(A)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of stock awards and option awards (collectively, Equity Awards), including unvested Equity Awards, and these values fluctuate based on the company’s stock price. See the 2024 Summary Compensation Table for the amounts of the PEO’s and each of the Non-PEO NEO’s base salary, annual bonus plan award and certain other compensation and the 2024 Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of restricted stock unit awards and the exercise of stock options during 2024.

The following adjustments were made to the amounts reported in the Total column of the Summary Compensation Table (SCT) for the applicable year (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:
PEO: SCT Total Compensation to CAP Reconciliation:

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2024	$21,513,802	$ (13,503,977)	$20,577,001	$(1,576,450)	$1,116,750	$28,127,126
2023	$ 27,421,881	$ (12,086,069)	$3,263,893	$(8,259,934)	$1,178,067	$11,517,838
2022	$ 18,608,094	$ (10,185,024)	$26,303,071	$(1,882,015)	$1,332,374	$34,176,500
2021	$ 24,675,982	$(8,916,873)	$4,149,864	$(9,910,201)	$1,772,210	$11,770,982
2020	$ 23,181,719	$(7,266,822)	$(5,217,066)	$ (10,532,416)	$986,547	$1,151,962

Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation:

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Awards Included in CAP(2)	Average Change in Pension Value Reported in SCT(3)	Average Adjusted Change in Pension Value Included in CAP(4)	Average CAP
2024	$6,388,156	$(2,265,033)	$3,221,109	$(2,315,218)	$220,870	$5,249,884
2023	$6,585,961	$(2,059,518)	$837,100	$(2,681,185)	$735,521	$3,417,879
2022	$4,172,220	$(1,722,654)	$3,953,284	$(718,428)	$371,238	$6,055,660
2021	$4,727,198	$(1,519,041)	$844,567	$(1,617,653)	$560,755	$2,995,826
2020	$5,277,710	$(1,751,610)	$(1,840,045)	$(1,614,520)	$266,145	$337,680

(1)
The amounts in this column are equal to the sum of the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair value of Equity Awards granted in the applicable year.

(2)	The amounts set forth in the following tables are reflected in this column:
PEO: Equity Award Values Included in CAP

Year	Year-End Fair Value of Current Year Equity Awards(i)	Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock and Option Award Values Included in CAP
2024	$16,397,753	$4,438,893	$ —	$(259,645)	$ 20,577,001
2023	$8,182,275	$(2,356,136)	$—	$(2,562,246)	$3,263,893
2022	$16,322,830	$9,756,433	$—	$223,808	$ 26,303,071
2021	$9,523,749	$(5,293,383)	$—	$(80,502)	$4,149,864
2020	$6,534,674	$ (11,312,907)	$—	$(438,833)	$(5,217,066)
Non-PEO NEOs: Equity Award Values Included in CAP

Year	Average Year-End Fair Value of Current Year Equity Awards(i)	Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Average Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Average Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Average Adjusted Stock and Option Award Values Included in CAP
2024	$2,744,812	$507,000	$—	$(30,703)	$3,221,109
2023	$1,419,162	$(312,918)	$—	$(269,144)	$837,100
2022	$2,671,503	$1,252,325	$—	$29,456	$3,953,284
2021	$1,610,174	$(739,051)	$—	$(26,556)	$844,567
2020	$801,071	$(2,488,900)	$47,106	$(199,322)	$(1,840,045)

(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);

(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);

(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.
The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $87.72 in 2024, $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.
(3)
The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the SCT for the applicable year. Above-market interest on non-qualified deferred compensation reported in the SCT for the applicable year are not reflected.

(4)
The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

(B)
The cumulative TSR reflected in each of columns (f) and (g) reflects a five-year measurement period for 2024, a four-year measurement period for 2023, a three-year measurement period for 2022, a two-year measurement period for 2021 and a one-year measurement period for 2020, in each case for the period starting on December 31, 2019 and assuming the reinvestment of all dividends. Consistent with the performance graph included in our 2024 Annual Report to Shareholders, the peer group TSR in column (g) is calculated using the S&P 500 Utilities Index as our peer group, with the returns of each component issuer in such index weighted according to the respective issuers’ market capitalization. For additional information, including historical TSR for the company and the S&P 500 and S&P 500 Utilities Indices, see “Performance—Financial Performance Highlights” in the Compensation Discussion and Analysis in this proxy statement.

As part of our compensation program, we granted Equity Awards to our named executive officers in 2020, 2021, 2022, 2023 and 2024 that use multiple performance measures, including TSR relative to the S&P 500 Utilities Index and the S&P 500 Index. The TSR for the S&P 500 Utilities Index reflected in column (g) differs from the TSR used for our restricted stock unit awards because the TSR reflected in column (g) is based on the market-capitalization-weighted index while the TSR used for our performance-based restricted stock unit awards is based on our TSR percentile ranking relative to the companies in the S&P 500 Utilities Index, excluding water companies, or the companies in the S&P 500 Index, in each case for the three-year performance period for such awards. For additional information about the performance measures used in our annual long-term incentive plan awards, see “Compensation Components—Long-Term Equity-Based Incentives—Rationale for 2024 Annual LTIP Award Design” and “Compensation Components—Long-Term Equity-Based Incentives—Performance Goals for the 2024 Performance-Based Restricted Stock Units” in the Compensation Discussion and Analysis in this proxy statement.
The value of our TSR is impacted by changes in our stock price. Our year-end stock price was $87.72 in 2024, $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.
(C)
Net income represents the amount of net income reflected in our audited financial statements for the applicable fiscal year and includes preferred stock dividends, preferred stock dividends of subsidiaries and earnings attributable to noncontrolling interests. Earnings attributable to common shares, which exclude these items, were $2,817 in 2024, $3,030 million in 2023, $2,094 million in 2022, $1,254 million in 2021 and $3,764 million in 2020.

CAP, as reported in columns (c) and (e), includes cash awards under the annual bonus plan. The company financial performance measure under the plan is ABP Earnings. A description of ABP Earnings and its relationship to net income is provided below in footnote (D).
(D)
Although we use numerous financial and non-financial performance measures for the purpose of evaluating company performance for our executive compensation program, we have determined that ABP Earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used to link CAP for the most recently completed fiscal year to company performance. The Compensation and Talent Development Committee uses ABP Earnings, a non-GAAP financial measure, as the company financial performance measure in the annual bonus plan. The amount reported in column (i), which represents earnings used for annual bonus plan purposes (or ABP Earnings), is calculated as Sempra’s GAAP net income, excluding earnings attributable to noncontrolling interests and preferred stock dividends and subject to certain other predefined adjustments. ABP Earnings may be higher or lower than earnings reported in our financial statements (labeled as “earnings attributable to common shares” or “GAAP Earnings”) due to these adjustments, which are described in “Compensation Components—Performance-Based Annual Bonuses—Reconciliation of GAAP Earnings to ABP Earnings” in the Compensation Discussion and Analysis in this proxy statement and in Appendix B to this proxy statement. For additional information about the performance measures used in our annual bonus plan, see “Compensation Components—Performance- Based Annual Bonuses—Annual Bonus Plan Performance Measures” and “Compensation Components—Performance-Based Annual Bonuses—ABP Earnings Goal Determination” in the Compensation Discussion and Analysis in this proxy statement.
(E)
The PEO for 2020 through 2024 was Mr. Martin. The Non-PEO NEOs for 2020 were Dennis V. Arriola, George W. Bilicic, Kevin C. Sagara, Peter R. Wall and Mr. Mihalik. The Non-PEO NEOs for 2021 through 2023 were Messrs. Mihalik, Sagara and Wall and Ms. Sedgwick. The Non-PEO NEOs for 2024 were Messrs. Bird and Mihalik and Mss. Day and Sedgwick.

Company Selected Measure Name	ABP Earnings
Named Executive Officers, Footnote
(E)
The PEO for 2020 through 2024 was Mr. Martin. The Non-PEO NEOs for 2020 were Dennis V. Arriola, George W. Bilicic, Kevin C. Sagara, Peter R. Wall and Mr. Mihalik. The Non-PEO NEOs for 2021 through 2023 were Messrs. Mihalik, Sagara and Wall and Ms. Sedgwick. The Non-PEO NEOs for 2024 were Messrs. Bird and Mihalik and Mss. Day and Sedgwick.

Peer Group Issuers, Footnote
(B)
The cumulative TSR reflected in each of columns (f) and (g) reflects a five-year measurement period for 2024, a four-year measurement period for 2023, a three-year measurement period for 2022, a two-year measurement period for 2021 and a one-year measurement period for 2020, in each case for the period starting on December 31, 2019 and assuming the reinvestment of all dividends. Consistent with the performance graph included in our 2024 Annual Report to Shareholders, the peer group TSR in column (g) is calculated using the S&P 500 Utilities Index as our peer group, with the returns of each component issuer in such index weighted according to the respective issuers’ market capitalization. For additional information, including historical TSR for the company and the S&P 500 and S&P 500 Utilities Indices, see “Performance—Financial Performance Highlights” in the Compensation Discussion and Analysis in this proxy statement.

As part of our compensation program, we granted Equity Awards to our named executive officers in 2020, 2021, 2022, 2023 and 2024 that use multiple performance measures, including TSR relative to the S&P 500 Utilities Index and the S&P 500 Index. The TSR for the S&P 500 Utilities Index reflected in column (g) differs from the TSR used for our restricted stock unit awards because the TSR reflected in column (g) is based on the market-capitalization-weighted index while the TSR used for our performance-based restricted stock unit awards is based on our TSR percentile ranking relative to the companies in the S&P 500 Utilities Index, excluding water companies, or the companies in the S&P 500 Index, in each case for the three-year performance period for such awards. For additional information about the performance measures used in our annual long-term incentive plan awards, see “Compensation Components—Long-Term Equity-Based Incentives—Rationale for 2024 Annual LTIP Award Design” and “Compensation Components—Long-Term Equity-Based Incentives—Performance Goals for the 2024 Performance-Based Restricted Stock Units” in the Compensation Discussion and Analysis in this proxy statement.
The value of our TSR is impacted by changes in our stock price. Our year-end stock price was $87.72 in 2024, $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.

PEO Total Compensation Amount	$ 21,513,802	$ 27,421,881	$ 18,608,094	$ 24,675,982	$ 23,181,719
PEO Actually Paid Compensation Amount	$ 28,127,126	11,517,838	34,176,500	11,770,982	1,151,962
Adjustment To PEO Compensation, Footnote
(A)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of stock awards and option awards (collectively, Equity Awards), including unvested Equity Awards, and these values fluctuate based on the company’s stock price. See the 2024 Summary Compensation Table for the amounts of the PEO’s and each of the Non-PEO NEO’s base salary, annual bonus plan award and certain other compensation and the 2024 Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of restricted stock unit awards and the exercise of stock options during 2024.

The following adjustments were made to the amounts reported in the Total column of the Summary Compensation Table (SCT) for the applicable year (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:
PEO: SCT Total Compensation to CAP Reconciliation:

Year	Total Compensation Reported in SCT	Equity Awards Reported in SCT(1)	Adjusted Equity Awards Included in CAP(2)	Change in Pension Value Reported in SCT(3)	Adjusted Change in Pension Value Included in CAP(4)	CAP
2024	$21,513,802	$ (13,503,977)	$20,577,001	$(1,576,450)	$1,116,750	$28,127,126
2023	$ 27,421,881	$ (12,086,069)	$3,263,893	$(8,259,934)	$1,178,067	$11,517,838
2022	$ 18,608,094	$ (10,185,024)	$26,303,071	$(1,882,015)	$1,332,374	$34,176,500
2021	$ 24,675,982	$(8,916,873)	$4,149,864	$(9,910,201)	$1,772,210	$11,770,982
2020	$ 23,181,719	$(7,266,822)	$(5,217,066)	$ (10,532,416)	$986,547	$1,151,962

(1)
The amounts in this column are equal to the sum of the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair value of Equity Awards granted in the applicable year.

(2)	The amounts set forth in the following tables are reflected in this column:
PEO: Equity Award Values Included in CAP

Year	Year-End Fair Value of Current Year Equity Awards(i)	Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock and Option Award Values Included in CAP
2024	$16,397,753	$4,438,893	$ —	$(259,645)	$ 20,577,001
2023	$8,182,275	$(2,356,136)	$—	$(2,562,246)	$3,263,893
2022	$16,322,830	$9,756,433	$—	$223,808	$ 26,303,071
2021	$9,523,749	$(5,293,383)	$—	$(80,502)	$4,149,864
2020	$6,534,674	$ (11,312,907)	$—	$(438,833)	$(5,217,066)
(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);

(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);

(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.
The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $87.72 in 2024, $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.
(3)
The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the SCT for the applicable year. Above-market interest on non-qualified deferred compensation reported in the SCT for the applicable year are not reflected.

(4)
The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

Non-PEO NEO Average Total Compensation Amount	$ 6,388,156	6,585,961	4,172,220	4,727,198	5,277,710
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,249,884	3,417,879	6,055,660	2,995,826	337,680
Adjustment to Non-PEO NEO Compensation Footnote
(A)
The amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” columns do not reflect the actual compensation paid to or realized by the PEO or the Non-PEO NEOs during each applicable year. The calculation of compensation actually paid (CAP) for purposes of this table includes point-in-time valuations as required by the SEC’s prescribed methodology of stock awards and option awards (collectively, Equity Awards), including unvested Equity Awards, and these values fluctuate based on the company’s stock price. See the 2024 Summary Compensation Table for the amounts of the PEO’s and each of the Non-PEO NEO’s base salary, annual bonus plan award and certain other compensation and the 2024 Option Exercises and Stock Vested table for the value realized by each of them upon the vesting of restricted stock unit awards and the exercise of stock options during 2024.

The following adjustments were made to the amounts reported in the Total column of the Summary Compensation Table (SCT) for the applicable year (SCT Total Compensation), which are reported in columns (b) and (d), to derive the CAP reported in columns (c) and (e), respectively:
Average Non-PEO NEOs: SCT Total Compensation to CAP Reconciliation:

Year	Average Total Compensation Reported in SCT	Average Equity Awards Reported in SCT(1)	Average Adjusted Equity Awards Included in CAP(2)	Average Change in Pension Value Reported in SCT(3)	Average Adjusted Change in Pension Value Included in CAP(4)	Average CAP
2024	$6,388,156	$(2,265,033)	$3,221,109	$(2,315,218)	$220,870	$5,249,884
2023	$6,585,961	$(2,059,518)	$837,100	$(2,681,185)	$735,521	$3,417,879
2022	$4,172,220	$(1,722,654)	$3,953,284	$(718,428)	$371,238	$6,055,660
2021	$4,727,198	$(1,519,041)	$844,567	$(1,617,653)	$560,755	$2,995,826
2020	$5,277,710	$(1,751,610)	$(1,840,045)	$(1,614,520)	$266,145	$337,680

(1)
The amounts in this column are equal to the sum of the amounts in the “Stock Awards” and “Option Awards” columns of the SCT for the applicable year (or, for the Non-PEO NEOs, the average of such sums), which represent the grant date fair value of Equity Awards granted in the applicable year.

(2)	The amounts set forth in the following tables are reflected in this column:
Non-PEO NEOs: Equity Award Values Included in CAP

Year	Average Year-End Fair Value of Current Year Equity Awards(i)	Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Average Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Average Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Average Adjusted Stock and Option Award Values Included in CAP
2024	$2,744,812	$507,000	$—	$(30,703)	$3,221,109
2023	$1,419,162	$(312,918)	$—	$(269,144)	$837,100
2022	$2,671,503	$1,252,325	$—	$29,456	$3,953,284
2021	$1,610,174	$(739,051)	$—	$(26,556)	$844,567
2020	$801,071	$(2,488,900)	$47,106	$(199,322)	$(1,840,045)

(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);

(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);

(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.
The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $87.72 in 2024, $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.
(3)
The amounts in this column reflect the aggregate change in the actuarial present value of accumulated benefits under all defined benefit and actuarial pension plans reported in the SCT for the applicable year. Above-market interest on non-qualified deferred compensation reported in the SCT for the applicable year are not reflected.

(4)
The amounts in this column reflect the actuarily determined service cost for services rendered during each applicable year under all defined benefit and actuarial pension plans. There were no plan amendments to defined benefit and actuarial pension plans during the applicable years that resulted in adjustments for prior service costs.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Performance Measures
As described in the Compensation Discussion and Analysis in this proxy statement, one of the key principles of our executive compensation philosophy is to align pay with short-term and long-term company performance. In our assessment, the most important performance measures used to link executive compensation actually paid to our named executive officers for the most recently completed fiscal year to the company’s performance are listed in the table below. This list includes Safety Measures and Sustainability Measures, which are non-financial performance measures.

Performance Measure	Description
ABP Earnings	See footnote (D) to the 2024 Pay-Versus-Performance table for information about the use of ABP Earnings in our 2024 executive compensation program.
Relative TSR vs. S&P 500 Utilities Index	See footnote (B) to the 2024 Pay-Versus-Performance table for information about the use of relative TSR in our 2024 executive compensation program.
Relative TSR vs. S&P 500 Index	See footnote (B) to the 2024 Pay-Versus-Performance table for information about the use of relative TSR in our 2024 executive compensation program.
EPS Growth
Our annual long-term incentive plan awards granted in 2020, 2021, 2022, 2023 and 2024 include a performance-based restricted stock unit award linked to relative EPS growth. The award measures the CAGR of our EPS for the relevant three-year period. The payout scale for awards granted through 2023 is based on the three-year analyst consensus estimates for our S&P 500 Utilities Index peers. The payout scale for awards granted in 2024 is based on the percentile ranking of Sempra’s three-year adjusted EPS CAGR relative to the adjusted EPS CAGRs of our S&P 500 Utilities Index peers. Calculation of EPS for purposes of the applicable LTIP award cycle includes certain adjustments, as described under “Compensation Components—Long-Term Equity-Based Incentives—Performance Goals for the 2024 Performance-Based Restricted Stock Units—EPS Growth” in the Compensation Discussion and Analysis in this proxy statement.

Safety Measures
Our annual bonus plan includes Safety Measures as one of its performance measures. These measures are related to employee safety and SDG&E and SoCalGas operational measures related to public safety, and they were selected by the Compensation and Talent Development Committee because the committee believes that strong safety performance is critical to our infrastructure-intensive businesses. These measures are described under “Compensation Components—Performance-Based Annual Bonuses—ABP Earnings Goal Determination” in the Compensation Discussion and Analysis in this proxy statement.

Sustainability Measures
Our annual bonus plan includes Sustainability Measures as one of its performance measures. These measures reflect the company’s key sustainability priorities and initiatives, and they were selected by the Compensation and Talent Development Committee to incentivize progress on these commitments. These measures are described under “Compensation Components—Performance-Based Annual Bonuses—ABP Earnings Goal Determination” in the Compensation Discussion and Analysis in this proxy statement.

Total Shareholder Return Amount	$ 136	113	113	94	87
Peer Group Total Shareholder Return Amount	$ 138	$ 112	$ 120	$ 118	$ 100
Company Selected Measure Amount	3,158,000,000	2,977,000,000	2,947,000,000	2,558,000,000	2,339,000,000
PEO Name	Mr. Martin	Mr. Martin	Mr. Martin	Mr. Martin	Mr. Martin
Equity Awards Adjustments, Footnote
(2)	The amounts set forth in the following tables are reflected in this column:
PEO: Equity Award Values Included in CAP

Year	Year-End Fair Value of Current Year Equity Awards(i)	Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Adjusted Stock and Option Award Values Included in CAP
2024	$16,397,753	$4,438,893	$ —	$(259,645)	$ 20,577,001
2023	$8,182,275	$(2,356,136)	$—	$(2,562,246)	$3,263,893
2022	$16,322,830	$9,756,433	$—	$223,808	$ 26,303,071
2021	$9,523,749	$(5,293,383)	$—	$(80,502)	$4,149,864
2020	$6,534,674	$ (11,312,907)	$—	$(438,833)	$(5,217,066)
Non-PEO NEOs: Equity Award Values Included in CAP

Year	Average Year-End Fair Value of Current Year Equity Awards(i)	Average Change in Fair Value of Prior Years’ Equity Awards Unvested at Year-End(ii)	Average Fair Value of Equity Awards Granted and Vested in Same Year(iii)	Average Change in Fair Value between Prior Year-End and Vest Date of Equity Awards Vested in Current Year(iv)	Average Adjusted Stock and Option Award Values Included in CAP
2024	$2,744,812	$507,000	$—	$(30,703)	$3,221,109
2023	$1,419,162	$(312,918)	$—	$(269,144)	$837,100
2022	$2,671,503	$1,252,325	$—	$29,456	$3,953,284
2021	$1,610,174	$(739,051)	$—	$(26,556)	$844,567
2020	$801,071	$(2,488,900)	$47,106	$(199,322)	$(1,840,045)

(i)
the year-end fair value of any Equity Awards granted in the applicable year that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such year-end fair values);

(ii)
the amount of change as of the end of the applicable year (from the end of the prior year) in the fair value of Equity Awards granted in prior years that were outstanding and unvested as of the end of the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change);

(iii)	the fair value as of the vesting date of Equity Awards that were granted and vested in the same applicable year (or, for the Non-PEO NEOs, the average of such fair values); and
(iv)
the amount of change as of the vesting date (from the end of the prior year) in the fair value of Equity Awards that were granted in prior years and vested in the applicable year (or, for the Non-PEO NEOs, the average of such amounts of change).

No Equity Awards were granted in prior years that were determined to fail to meet the applicable vesting conditions during the applicable year and no dollar value of dividends or other earnings paid on Equity Awards in the applicable year is not otherwise reflected in the fair value of such award.
The value of Equity Awards included in CAP, as reported in columns (c) and (e), is impacted by changes in our stock price. Our year-end stock price was $87.72 in 2024, $74.73 in 2023, $77.27 in 2022, $66.14 in 2021, $63.705 in 2020 and $75.74 in 2019.

Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 3,500,000,000	$ 3,618,000,000	$ 2,285,000,000	$ 1,463,000,000	$ 4,105,000,000
Share Price	$ 87.72	$ 74.73	$ 77.27	$ 66.14	$ 63.705	$ 75.74
Net Income (Loss) Available to Common Stockholders, Basic	$ 2,817,000,000	$ 3,030,000,000	$ 2,094,000,000	$ 1,254,000,000	$ 3,764,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	ABP Earnings
Non-GAAP Measure Description
(D)
Although we use numerous financial and non-financial performance measures for the purpose of evaluating company performance for our executive compensation program, we have determined that ABP Earnings is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in this table) used to link CAP for the most recently completed fiscal year to company performance. The Compensation and Talent Development Committee uses ABP Earnings, a non-GAAP financial measure, as the company financial performance measure in the annual bonus plan. The amount reported in column (i), which represents earnings used for annual bonus plan purposes (or ABP Earnings), is calculated as Sempra’s GAAP net income, excluding earnings attributable to noncontrolling interests and preferred stock dividends and subject to certain other predefined adjustments. ABP Earnings may be higher or lower than earnings reported in our financial statements (labeled as “earnings attributable to common shares” or “GAAP Earnings”) due to these adjustments, which are described in “Compensation Components—Performance-Based Annual Bonuses—Reconciliation of GAAP Earnings to ABP Earnings” in the Compensation Discussion and Analysis in this proxy statement and in Appendix B to this proxy statement. For additional information about the performance measures used in our annual bonus plan, see “Compensation Components—Performance- Based Annual Bonuses—Annual Bonus Plan Performance Measures” and “Compensation Components—Performance-Based Annual Bonuses—ABP Earnings Goal Determination” in the Compensation Discussion and Analysis in this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 500 Utilities Index
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR vs. S&P 500 Index
Measure:: 4
Pay vs Performance Disclosure
Name	EPS Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Safety Measures
Measure:: 6
Pay vs Performance Disclosure
Name	Sustainability Measures
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,576,450)	(8,259,934)	(1,882,015)	(9,910,201)	(10,532,416)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,116,750	1,178,067	1,332,374	1,772,210	986,547
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,503,977)	(12,086,069)	(10,185,024)	(8,916,873)	(7,266,822)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,577,001	3,263,893	26,303,071	4,149,864	(5,217,066)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,397,753	8,182,275	16,322,830	9,523,749	6,534,674
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,438,893	(2,356,136)	9,756,433	(5,293,383)	(11,312,907)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(259,645)	(2,562,246)	223,808	(80,502)	(438,833)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,315,218)	(2,681,185)	(718,428)	(1,617,653)	(1,614,520)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,870	735,521	371,238	560,755	266,145
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,265,033)	(2,059,518)	(1,722,654)	(1,519,041)	(1,751,610)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,221,109	837,100	3,953,284	844,567	(1,840,045)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,744,812	1,419,162	2,671,503	1,610,174	801,071
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	507,000	(312,918)	1,252,325	(739,051)	(2,488,900)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	47,106
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,703)	$ (269,144)	$ 29,456	$ (26,556)	$ (199,322)